Other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets - Schedule of Other Current Assets

Other current assets consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Value-Added Tax receivable	203	501
Advanced payment to suppliers	292	61
Deposits, current	6	5
Other current assets	—	26
Total other current assets	501	593